Summary of Significant Accounting Policies (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
% of total markers receivable	34.00%	30.00%
Financing Receivable, Recorded Investment, Past Due	$ 57,339,888	$ 56,453,443
Financing Receivables, 1 to 29 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	10,405,378	12,330,410
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	8,907,468	11,760,382
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	9,906,074	9,025,019
FinancingReceivables90To179DaysPastDueMember [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	28,120,968	23,337,632
FinancingReceivablesEqualToGreaterThan180DaysPastDueMember [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 0	$ 0